Average Annual Total Returns - ProShares UltraPro Short Dow30	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	Dow Jones Industrial AverageSM OneYear		Dow Jones Industrial AverageSM FiveYears		Dow Jones Industrial AverageSM TenYears
Total	(66.49%)	(45.89%)	(41.27%)	(66.50%)	(46.03%)	(41.35%)	(39.31%)	(22.82%)	(13.24%)	9.72%	[1]	14.64%	[1]	12.95%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.